ACCOUNTS RECEIVABLE - Narratives (Q2) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS RECEIVABLE [Abstract]
Bad debt expense	$ 181,000	$ 30,000	$ 214,000	$ 60,000	$ 216,000	$ 297,000